PENSIONS - Net Periodic Benefit Costs (Details) (Pensions, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions
Components of net periodic benefit cost:
Service cost	$ 429,000	$ 459,000	$ 485,000
Interest cost	2,361,000	2,729,000	2,891,000
Expected return on plan assets	(920,000)	(1,168,000)	(1,197,000)
Recognized actuarial loss	1,273,000	985,000	954,000
Net periodic benefit cost	3,143,000	3,005,000	3,133,000
Estimated net loss for defined benefit pension plans to be amortized from accumulated other comprehensive income into net periodic benefit cost in next fiscal year	$ 1,400,000